Property, Plant and Equipment, Intangible Assets and Goodwill - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 12,417,822
Ending balance	12,153,136	R$ 12,417,822
Property plant and equipment	12,153,136	12,417,822
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,002,454
Additions	2,016,066
Disposals	(158,072)
Transfers	279,647
Effect of exchange rate fluctuations	9,546
Ending balance	17,018,401	15,002,454
Property plant and equipment	17,018,401	15,002,454
Discontinued operation	(131,240)
Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,379,779	14,502,882
Additions		2,242,546
Business combinations(iii)		5,699
Disposals		(263,440)
Transfers		(155,419)
Effect of exchange rate fluctuations		47,511
Ending balance		16,379,779
Property plant and equipment	16,379,779	16,379,779
Cost [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	(1,377,325)
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,446,227)
Additions	(1,480,099)
Disposals	146,679
Transfers	(123,022)
Impairment		(750)
Effect of exchange rate fluctuations	(1,887)
Ending balance	(4,865,265)	(3,446,227)
Property plant and equipment	(4,865,265)	(3,446,227)
Discontinued operation	39,291
Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,961,957)	(2,821,307)
Additions		(1,320,729)
Disposals		252,587
Transfers		18,922
Impairment		(71,732)
Effect of exchange rate fluctuations		(19,698)
Ending balance		(3,961,957)
Property plant and equipment	(3,961,957)	(3,961,957)
Depreciation and Amortization [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	515,730
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	892,266
Ending balance	825,931	892,266
Property plant and equipment	825,931	892,266
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,113,427
Additions	125
Disposals	(3,634)
Transfers	132,461
Effect of exchange rate fluctuations	3,903
Ending balance	1,186,365	1,113,427
Property plant and equipment	1,186,365	1,113,427
Discontinued operation	(59,917)
Land, buildings and improvements [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,243,427	1,070,095
Additions		565
Disposals		(4,183)
Transfers		155,699
Effect of exchange rate fluctuations		21,251
Ending balance		1,243,427
Property plant and equipment	1,243,427	1,243,427
Land, buildings and improvements [member] | Cost [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	(130,000)
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(300,711)
Additions	(72,329)
Disposals	131
Transfers	3,546
Effect of exchange rate fluctuations	(549)
Ending balance	(360,434)	(300,711)
Property plant and equipment	(360,434)	(300,711)
Discontinued operation	9,478
Land, buildings and improvements [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(351,161)	(297,499)
Additions		(52,925)
Disposals		3,518
Transfers		(1,058)
Effect of exchange rate fluctuations		(3,197)
Ending balance		(351,161)
Property plant and equipment	(351,161)	(351,161)
Land, buildings and improvements [member] | Depreciation and Amortization [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	50,450
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	602,361
Ending balance	631,843	602,361
Property plant and equipment	631,843	602,361
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,043,032
Additions	1,986
Disposals	(21,474)
Transfers	205,355
Effect of exchange rate fluctuations	3,070
Ending balance	1,163,862	1,043,032
Property plant and equipment	1,163,862	1,043,032
Discontinued operation	(68,107)
Machinery, equipment and facilities [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,045,570	874,398
Additions		8,702
Disposals		(25,421)
Transfers		173,251
Effect of exchange rate fluctuations		14,640
Ending balance		1,045,570
Property plant and equipment	1,045,570	1,045,570
Machinery, equipment and facilities [member] | Cost [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	(2,538)
Machinery, equipment and facilities [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(440,677)
Additions	(135,267)
Disposals	20,287
Transfers	(2,884)
Effect of exchange rate fluctuations	(672)
Ending balance	(532,019)	(440,677)
Property plant and equipment	(532,019)	(440,677)
Discontinued operation	27,194
Machinery, equipment and facilities [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(443,209)	(344,146)
Additions		(116,002)
Disposals		25,054
Transfers		2,609
Effect of exchange rate fluctuations		(10,724)
Ending balance		(443,209)
Property plant and equipment	(443,209)	(443,209)
Machinery, equipment and facilities [member] | Depreciation and Amortization [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	2,532
Railcars and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,765,034
Ending balance	4,085,483	4,765,034
Property plant and equipment	4,085,483	4,765,034
Railcars and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,263,961
Additions	29,773
Disposals	(105,592)
Transfers	812,130
Ending balance	6,000,272	5,263,961
Property plant and equipment	6,000,272	5,263,961
Railcars and locomotives [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,508,748	6,095,595
Additions		42,031
Disposals		(189,143)
Transfers		560,265
Ending balance		6,508,748
Property plant and equipment	6,508,748	6,508,748
Railcars and locomotives [member] | Cost [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	(1,244,787)
Railcars and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,280,966)
Additions	(632,170)
Disposals	104,872
Transfers	(106,525)
Ending balance	(1,914,789)	(1,280,966)
Property plant and equipment	(1,914,789)	(1,280,966)
Railcars and locomotives [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,743,714)	(1,245,651)
Additions		(655,745)
Disposals		186,557
Transfers		4,933
Impairment		(33,808)
Ending balance		(1,743,714)
Property plant and equipment	(1,743,714)	(1,743,714)
Railcars and locomotives [member] | Depreciation and Amortization [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	462,748
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,720,175
Ending balance	4,703,555	4,720,175
Property plant and equipment	4,703,555	4,720,175
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,127,139
Additions	1,802
Transfers	595,381
Ending balance	6,724,322	6,127,139
Property plant and equipment	6,724,322	6,127,139
Permanent railways [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,127,139	5,136,116
Transfers		991,023
Ending balance		6,127,139
Property plant and equipment	6,127,139	6,127,139
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,406,964)
Additions	(611,575)
Disposals	6
Transfers	(2,234)
Ending balance	(2,020,767)	(1,406,964)
Property plant and equipment	(2,020,767)	(1,406,964)
Permanent railways [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,406,964)	(949,777)
Additions		(467,634)
Transfers		33,343
Impairment		(22,896)
Ending balance		(1,406,964)
Property plant and equipment	(1,406,964)	(1,406,964)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,043,286
Ending balance	1,502,155	1,043,286
Property plant and equipment	1,502,155	1,043,286
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,054,128
Additions	1,979,943
Disposals	(1,362)
Transfers	(1,525,318)
Effect of exchange rate fluctuations	1,634
Ending balance	1,509,025	1,054,128
Property plant and equipment	1,509,025	1,054,128
Construction in progress [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,054,128	986,102
Additions		2,181,586
Disposals		(1,538)
Transfers		(2,114,281)
Effect of exchange rate fluctuations		2,259
Ending balance		1,054,128
Property plant and equipment	1,054,128	1,054,128
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,842)
Transfers	3,972
Ending balance	(6,870)	(10,842)
Property plant and equipment	(6,870)	(10,842)
Construction in progress [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,842)
Impairment		(10,842)
Ending balance		(10,842)
Property plant and equipment	(10,842)	(10,842)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	394,700
Ending balance	404,169	394,700
Property plant and equipment	404,169	394,700
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	400,767
Additions	2,437
Disposals	(26,010)
Transfers	59,638
Effect of exchange rate fluctuations	939
Ending balance	434,555	400,767
Property plant and equipment	434,555	400,767
Discontinued operation	(3,216)
Other [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	400,767	340,576
Additions		9,662
Business combinations(iii)		5,699
Disposals		(43,155)
Transfers		78,624
Effect of exchange rate fluctuations		9,361
Ending balance		400,767
Property plant and equipment	400,767	400,767
Other [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,067)
Additions	(28,758)
Disposals	21,383
Transfers	(18,897)
Effect of exchange rate fluctuations	(666)
Ending balance	(30,386)	(6,067)
Property plant and equipment	(30,386)	(6,067)
Discontinued operation	2,619
Other [member] | Depreciation and Amortization [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,067)	15,766
Additions		(28,423)
Disposals		37,458
Transfers		(20,905)
Impairment		(4,186)
Effect of exchange rate fluctuations		(5,777)
Ending balance		(6,067)
Property plant and equipment	R$ (6,067)	R$ (6,067)